FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10157
                                    ---------

                              FRANKLIN GLOBAL TRUST
                              ---------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650 312-2000
                                                            ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period: 10/31/07
                          --------



Item 1. Schedule of Investments.


Franklin Global Trust

QUARTERLY STATEMENTS OF INVESTMENTS
OCTOBER 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Fiduciary Large Capitalization Growth and Income Fund ......................   3

Fiduciary Small Capitalization Equity Fund .................................   5

Franklin Global Real Estate Fund ...........................................   9

Franklin International Smaller Companies Growth Fund .......................  12

Franklin Templeton Core Fixed Income Fund ..................................  15

Franklin Templeton Core Plus Fixed Income Fund .............................  19

Franklin Templeton Emerging Market Debt Opportunities Fund .................  24

Franklin Templeton High Income Fund ........................................  28

Notes to Statements of Investments .........................................  33

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                                         Quarterly Statements of Investments | 1

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                       This page intentionally left blank.

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
  FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND                    COUNTRY        SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 88.7%
  AEROSPACE & DEFENSE 8.1%
  Honeywell International Inc. .....................................   United States         44,000      $    2,658,040
  L-3 Communications Holdings Inc. .................................   United States         22,000           2,412,080
  United Technologies Corp. ........................................   United States         35,000           2,680,650
                                                                                                         ---------------
                                                                                                              7,750,770
                                                                                                         ---------------
  BEVERAGES 3.0%
  InBev NV .........................................................      Belgium            30,000           2,831,137
                                                                                                         ---------------
  COMMUNICATIONS EQUIPMENT 12.9%
a Cisco Systems Inc. ...............................................   United States         70,000           2,314,200
  Corning Inc. .....................................................   United States         85,600           2,077,512
  Harris Corp. .....................................................   United States         40,000           2,422,400
a Juniper Networks Inc. ............................................   United States         81,000           2,916,000
  QUALCOMM Inc. ....................................................   United States         59,000           2,521,070
                                                                                                         ---------------
                                                                                                             12,251,182
                                                                                                         ---------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 3.1%
a Telenor ASA ......................................................       Norway           125,000           2,934,190
                                                                                                         ---------------
  ENERGY EQUIPMENT & SERVICES 6.4%
  Schlumberger Ltd. ................................................   United States         28,000           2,703,960
a Transocean Inc. ..................................................   United States         28,000           3,342,360
                                                                                                         ---------------
                                                                                                              6,046,320
                                                                                                         ---------------
  FOOD & STAPLES RETAILING 4.8%
  CVS Caremark Corp. ...............................................   United States         60,000           2,506,200
  Tesco PLC ........................................................   United Kingdom       200,000           2,028,860
                                                                                                         ---------------
                                                                                                              4,535,060
                                                                                                         ---------------
  FOOD PRODUCTS 2.9%
  Nestle SA ........................................................    Switzerland           6,000           2,768,713
                                                                                                         ---------------
  INDUSTRIAL CONGLOMERATES 2.6%
  General Electric Co. .............................................   United States         60,000           2,469,600
                                                                                                         ---------------
  INSURANCE 8.8%
  AFLAC Inc. .......................................................   United States         42,000           2,636,760
  American International Group Inc. ................................   United States         40,000           2,524,800
  Fidelity National Financial Inc., A ..............................   United States         76,000           1,169,640
  Hartford Financial Services Group Inc. ...........................   United States         21,000           2,037,630
                                                                                                         ---------------
                                                                                                              8,368,830
                                                                                                         ---------------
  IT SERVICES 1.2%
a Cognizant Technology Solutions Corp., A ..........................   United States         28,000           1,160,880
                                                                                                         ---------------
  MACHINERY 7.4%
  Danaher Corp. ....................................................   United States         28,000           2,398,760
  Komatsu Ltd. .....................................................       Japan             80,000           2,642,507
  Tata Motors Ltd., ADR ............................................       India            104,000           2,048,800
                                                                                                         ---------------
                                                                                                              7,090,067
                                                                                                         ---------------


                                         Quarterly Statements of Investments | 3

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------
  FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND                    COUNTRY        SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  MEDIA 4.2%
  News Corp., B ....................................................   United States        100,000      $    2,293,000
  Time Warner Inc. .................................................   United States         95,000           1,734,700
                                                                                                         ---------------
                                                                                                              4,027,700
                                                                                                         ---------------
  OIL, GAS & CONSUMABLE FUELS 7.9%
  Cameco Corp. .....................................................       Canada            41,000           2,011,050
  ConocoPhillips ...................................................   United States         34,000           2,888,640
  Exxon Mobil Corp. ................................................   United States         29,000           2,667,710
                                                                                                         ---------------
                                                                                                              7,567,400
                                                                                                         ---------------
  PHARMACEUTICALS 8.0%
  Johnson & Johnson ................................................   United States         34,000           2,215,780
  Roche Holding AG .................................................    Switzerland          11,000           1,876,543
  Sanofi-Aventis ...................................................       France            21,000           1,841,282
  Wyeth ............................................................   United States         35,000           1,702,050
                                                                                                         ---------------
                                                                                                              7,635,655
                                                                                                         ---------------
  REAL ESTATE INVESTMENT TRUSTS 1.8%
  CapitalSource Inc. ...............................................   United States         95,000           1,730,900
                                                                                                         ---------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.1%
  Intel Corp. ......................................................   United States        111,000           2,985,900
                                                                                                         ---------------
  SPECIALTY RETAIL 2.5%
a Dick's Sporting Goods Inc. .......................................   United States         72,000           2,402,640
                                                                                                         ---------------
  TOTAL COMMON STOCKS (COST $55,550,777) ...........................                                         84,556,944
                                                                                                         ---------------
  SHORT TERM INVESTMENT (COST $10,791,459) 11.3%
  MONEY MARKET FUND 11.3%
b Franklin Institutional Fiduciary Trust Money Market Portfolio,
    4.69% ..........................................................   United States     10,791,459          10,791,459
                                                                                                         ---------------
  TOTAL INVESTMENTS (COST $66,342,236) 100.0% ......................                                         95,348,403
  OTHER ASSETS, LESS LIABILITIES (0.0)% c ..........................                                            (29,621)
                                                                                                         ---------------
  NET ASSETS 100.0% ................................................                                     $   95,318,782
                                                                                                         ===============

See Selected Portfolio Abbreviations on page 32.

a Non-income producing for the twelve months ended October 31, 2007.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

c Rounds to less than 0.1% of net assets.


4 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
  FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                                                           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 97.3%
  AEROSPACE & DEFENSE 3.5%
a Orbital Sciences Corp. ........................................................................      21,600      $      551,448
a Teledyne Technologies Inc. ....................................................................      10,300             538,793
                                                                                                                   ---------------
                                                                                                                        1,090,241
                                                                                                                   ---------------
  AIR FREIGHT & LOGISTICS 1.0%
a Hub Group Inc., A .............................................................................      12,000             304,440
                                                                                                                   ---------------
  BIOTECHNOLOGY 4.5%
a Alexion Pharmaceuticals Inc. ..................................................................       5,400             413,100
a BioMarin Pharmaceutical Inc. ..................................................................      18,000             499,140
a Indevus Pharmaceuticals Inc. ..................................................................      60,100             462,770
                                                                                                                   ---------------
                                                                                                                        1,375,010
                                                                                                                   ---------------
  CAPITAL MARKETS 6.9%
a GFI Group Inc. ................................................................................       4,300             371,176
  Greenhill & Co. Inc. ..........................................................................       4,500             332,910
a Investment Technology Group Inc. ..............................................................      12,100             506,990
  optionsXpress Holdings Inc. ...................................................................      18,900             562,464
a Thomas Weisel Partners Group Inc. .............................................................      21,300             338,883
                                                                                                                   ---------------
                                                                                                                        2,112,423
                                                                                                                   ---------------
  COMMERCIAL BANKS 2.2%
  First Security Group Inc. .....................................................................      30,400             304,304
a Signature Bank ................................................................................      11,000             375,650
                                                                                                                   ---------------
                                                                                                                          679,954
                                                                                                                   ---------------
  COMMERCIAL SERVICES & SUPPLIES 5.1%
a Clean Harbors Inc. ............................................................................       8,000             393,840
a Fuel Tech Inc. ................................................................................      11,400             337,098
a Huron Consulting Group Inc. ...................................................................       6,500             454,220
a TeleTech Holdings Inc. ........................................................................      16,000             398,880
                                                                                                                   ---------------
                                                                                                                        1,584,038
                                                                                                                   ---------------
  COMMUNICATIONS EQUIPMENT 6.5%
a ADC Telecommunications Inc. ...................................................................      15,500             289,850
a Arris Group Inc. ..............................................................................      32,800             377,200
a Ixia ..........................................................................................      48,700             509,402
a Sonus Networks Inc. ...........................................................................      56,100             387,090
a ViaSat Inc. ...................................................................................      14,500             442,250
                                                                                                                   ---------------
                                                                                                                        2,005,792
                                                                                                                   ---------------
  COMPUTERS & PERIPHERALS 1.4%
a Emulex Corp. ..................................................................................      19,700             426,702
                                                                                                                   ---------------
  DIVERSIFIED CONSUMER SERVICES 1.5%
a INVESTools Inc. ...............................................................................      31,500             459,585
                                                                                                                   ---------------
  DIVERSIFIED FINANCIAL SERVICES 2.4%
a IntercontinentalExchange Inc. .................................................................       1,900             338,580
a MarketAxess Holdings Inc. .....................................................................      25,000             391,750
                                                                                                                   ---------------
                                                                                                                          730,330
                                                                                                                   ---------------


                                         Quarterly Statements of Investments | 5

Franklin Global Trust

----------------------------------------------------------------------------------------------------------------------------------
  FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                                                           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.9%
a Digital Theater Systems Inc. ..................................................................       6,900      $      196,167
a Itron Inc. ....................................................................................       6,400             687,936
                                                                                                                   ---------------
                                                                                                                          884,103
                                                                                                                   ---------------
  ENERGY EQUIPMENT & SERVICES 2.2%
a Hercules Offshore Inc. ........................................................................      10,600             286,624
a Hornbeck Offshore Services Inc. ...............................................................      10,300             402,730
                                                                                                                   ---------------
                                                                                                                          689,354
                                                                                                                   ---------------
  FOOD & STAPLES RETAILING 1.1%
a United Natural Foods Inc. .....................................................................      12,200             353,068
                                                                                                                   ---------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
a American Medical Systems Holdings Inc. ........................................................      18,900             241,731
                                                                                                                   ---------------
  HEALTH CARE PROVIDERS & SERVICES 4.5%
a Healthways Inc. ...............................................................................       8,800             534,160
a Nighthawk Radiology Holdings Inc. .............................................................      16,500             388,410
a Psychiatric Solutions Inc. ....................................................................      11,700             463,320
                                                                                                                   ---------------
                                                                                                                        1,385,890
                                                                                                                   ---------------
  HEALTH CARE TECHNOLOGY 3.4%
a Omnicell Inc. .................................................................................      12,600             332,640
a Phase Forward .................................................................................      30,000             713,700
                                                                                                                   ---------------
                                                                                                                        1,046,340
                                                                                                                   ---------------
  HOTELS, RESTAURANTS & LEISURE 5.0%
a Chipotle Mexican Grill Inc., A ................................................................       2,800             389,200
a LIFE TIME FITNESS Inc. ........................................................................       7,600             460,864
a Ruth's Chris Steak House Inc. .................................................................      19,400             245,216
a Vail Resorts Inc. .............................................................................       7,300             443,037
                                                                                                                   ---------------
                                                                                                                        1,538,317
                                                                                                                   ---------------
  HOUSEHOLD DURABLES 1.0%
a Jarden Corp. ..................................................................................       8,600             305,472
                                                                                                                   ---------------
  HOUSEHOLD PRODUCTS 0.7%
a Central Garden & Pet Co. ......................................................................       5,700              47,253
a Central Garden & Pet Co., A ...................................................................      20,700             172,224
                                                                                                                   ---------------
                                                                                                                          219,477
                                                                                                                   ---------------
  INSURANCE 2.8%
  Max Capital Group Ltd. ........................................................................      13,600             384,744
  National Financial Partners Corp. .............................................................       8,500             464,695
                                                                                                                   ---------------
                                                                                                                          849,439
                                                                                                                   ---------------
  INTERNET & CATALOG RETAIL 2.7%
a Gaiam Inc., A .................................................................................      35,200             818,400
                                                                                                                   ---------------


6 | Quarterly Statements of Investments

Franklin Global Trust

----------------------------------------------------------------------------------------------------------------------------------
  FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                                                           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  INTERNET SOFTWARE & SERVICES 5.7%
a Art Technology Group Inc. .....................................................................     132,700      $      611,747
a Equinix Inc. ..................................................................................       5,900             688,294
a The Knot Inc. .................................................................................      13,600             263,704
a Tumbleweed Communications Corp. ...............................................................     102,022             178,538
                                                                                                                   ---------------
                                                                                                                        1,742,283
                                                                                                                   ---------------
  LIFE SCIENCES TOOLS & SERVICES 1.3%
a AMAG Pharmaceuticals Inc. .....................................................................       6,200             405,170
                                                                                                                   ---------------
  MACHINERY 1.4%
  Kaydon Corp. ..................................................................................       8,300             446,457
                                                                                                                   ---------------
  MEDIA 1.6%
a Lions Gate Entertainment Corp. ................................................................      44,900             480,430
                                                                                                                   ---------------
  METALS & MINING 1.0%
  Metal Management Inc. .........................................................................       6,000             315,420
                                                                                                                   ---------------
  OIL, GAS & CONSUMABLE FUELS 3.3%
a Bill Barrett Corp. ............................................................................       5,500             257,400
a EXCO Resources Inc. ...........................................................................      23,000             388,240
a Petrohawk Energy Corp. ........................................................................      19,255             356,218
                                                                                                                   ---------------
                                                                                                                        1,001,858
                                                                                                                   ---------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 11.5%
a Advanced Analogic Technologies Inc. ...........................................................      16,700             201,736
a ANADIGICS Inc. ................................................................................      19,200             283,200
a Diodes Inc. ...................................................................................      14,325             473,584
a FormFactor Inc. ...............................................................................       6,000             234,660
a Microsemi Corp. ...............................................................................      17,800             473,658
a Microtune Inc. ................................................................................      71,700             432,351
a Netlogic Microsystems Inc. ....................................................................      12,800             424,960
a Power Integrations Inc. .......................................................................      10,469             340,557
a RF Micro Devices Inc. .........................................................................      22,900             142,438
a Tessera Technologies Inc. .....................................................................      11,000             420,090
a Trident Microsystems Inc. .....................................................................      16,100             121,233
                                                                                                                   ---------------
                                                                                                                        3,548,467
                                                                                                                   ---------------
  SOFTWARE 3.0%
a Ansoft Corp. ..................................................................................      15,600             469,248
a Nuance Communications Inc. ....................................................................      21,000             464,310
                                                                                                                   ---------------
                                                                                                                          933,558
                                                                                                                   ---------------
  SPECIALTY RETAIL 1.7%
a Ulta Salon Cosmetics & Fragrance Inc. .........................................................       1,900              64,980
a Zumiez Inc. ...................................................................................      11,000             460,460
                                                                                                                   ---------------
                                                                                                                          525,440
                                                                                                                   ---------------
  TEXTILES, APPAREL & LUXURY GOODS 4.7%
a Crocs Inc. ....................................................................................       6,600             493,350
a Lululemon Athletica Inc. (Canada) .............................................................       2,100             111,762


                                         Quarterly Statements of Investments | 7

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
  FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                                                           SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  TEXTILES, APPAREL & LUXURY GOODS (CONTINUED)
a Volcom Inc. ...................................................................................       9,900      $      289,575
a The Warnaco Group Inc. ........................................................................      13,200             537,108
                                                                                                                   ---------------
                                                                                                                        1,431,795
                                                                                                                   ---------------
  TOTAL COMMON STOCKS (COST $22,025,444) ........................................................                      29,930,984
                                                                                                                   ---------------
  SHORT TERM INVESTMENT (COST $906,283) 2.9%
  MONEY MARKET FUND 2.9%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.69% ..........................     906,283             906,283
                                                                                                                   ---------------
  TOTAL INVESTMENTS (COST $22,931,727) 100.2% ...................................................                      30,837,267
  OTHER ASSETS, LESS LIABILITIES (0.2)% .........................................................                         (48,301)
                                                                                                                   ---------------
  NET ASSETS 100.0% .............................................................................                  $   30,788,966
                                                                                                                   ===============

a Non-income producing for the twelve months ended October 31, 2007.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GLOBAL REAL ESTATE FUND                                        COUNTRY                      SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 90.9%
  COMMON STOCKS 90.6%
  EQUITY REIT - APARTMENTS 7.6%
  AvalonBay Communities Inc. .......................................   United States                   20,800      $    2,551,120
  Camden Property Trust ............................................   United States                   30,400           1,895,440
  Equity Residential ...............................................   United States                   99,400           4,152,932
  Nippon Accommodations Fund Inc. ..................................       Japan                           52             309,263
  Nippon Residential Investment Corp. ..............................       Japan                           77             386,519
  Post Properties Inc. .............................................   United States                   15,700             643,700
                                                                                                                   ---------------
                                                                                                                        9,938,974
                                                                                                                   ---------------
  EQUITY REIT - DIVERSIFIED PROPERTY 15.0%
  Allco Commercial Real Estate Investment Trust ....................     Singapore                    475,873             335,434
  British Land Co. PLC .............................................   United Kingdom                  84,420           1,904,046
  Canadian REIT ....................................................       Canada                      36,400           1,139,307
  Challenger Diversified Property Group ............................     Australia                  1,614,873           1,594,595
  DB RREEF Trust ...................................................     Australia                    779,843           1,518,307
  General Property Trust ...........................................     Australia                    400,623           1,724,186
  Hammerson PLC ....................................................   United Kingdom                  46,910           1,083,382
  Land Securities Group PLC ........................................   United Kingdom                  77,580           2,651,270
  Link REIT ........................................................     Hong Kong                    416,000             938,239
  Mirvac Group .....................................................     Australia                    135,940             731,950
  Mori Hills REIT Investment Corp. .................................       Japan                           60             458,277
  Stockland ........................................................     Australia                    331,979           2,767,833
  Valad Property Group .............................................     Australia                  1,196,800           2,107,121
  Wereldhave NV ....................................................    Netherlands                     6,090             725,722
                                                                                                                   ---------------
                                                                                                                       19,679,669
                                                                                                                   ---------------
  EQUITY REIT - HEALTH CARE 6.5%
  HCP Inc. .........................................................   United States                   42,200           1,436,488
  Nationwide Health Properties Inc. ................................   United States                  109,000           3,402,980
  OMEGA Healthcare Investors Inc. ..................................   United States                   47,400             793,002
  Ventas Inc. ......................................................   United States                   65,800           2,822,162
                                                                                                                   ---------------
                                                                                                                        8,454,632
                                                                                                                   ---------------
  EQUITY REIT - HOTELS 3.1%
  Host Hotels & Resorts Inc. .......................................   United States                  126,500           2,803,240
  LaSalle Hotel Properties .........................................   United States                   30,200           1,247,864
                                                                                                                   ---------------
                                                                                                                        4,051,104
                                                                                                                   ---------------
  EQUITY REIT - INDUSTRIAL 7.4%
  AMB Property Corp. ...............................................   United States                   24,100           1,574,935
  Goodman Group ....................................................     Australia                    349,568           2,246,916
  ING Industrial Fund ..............................................     Australia                    264,342             689,494
  Mapletree Logistics Trust ........................................     Singapore                    644,655             534,595
a Mapletree Logistics Trust, 144A ..................................     Singapore                    283,800             235,348
  ProLogis .........................................................   United States                   60,700           4,354,618
                                                                                                                   ---------------
                                                                                                                        9,635,906
                                                                                                                   ---------------


                                         Quarterly Statements of Investments | 9

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GLOBAL REAL ESTATE FUND                                        COUNTRY                      SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  EQUITY REIT - MANUFACTURED HOMES 0.9%
  Equity Lifestyle Properties Inc. .................................   United States                   12,000      $      602,880
  Sun Communities Inc. .............................................   United States                   20,900             637,450
                                                                                                                   ---------------
                                                                                                                        1,240,330
                                                                                                                   ---------------
  EQUITY REIT - OFFICE 13.3%
  Boston Properties Inc. ...........................................   United States                   23,800           2,578,492
  CapitaCommercial Trust ...........................................     Singapore                    402,000             747,300
  Champion REIT ....................................................     Hong Kong                  1,024,886             621,516
  Commonwealth Property Office Fund ................................     Australia                    328,905             484,098
  Cousins Properties Inc. ..........................................   United States                   23,400             673,686
  Digital Realty Trust Inc. ........................................   United States                   11,700             514,683
  Japan Real Estate Investment Co. .................................       Japan                          107           1,317,266
  Kenedix Realty Investment Corp. ..................................       Japan                           76             523,820
a Kenedix Realty Investment Corp., 144A ............................       Japan                           15             103,385
  Macquarie Office Trust ...........................................     Australia                    518,647             792,359
  MID REIT Inc. ....................................................       Japan                          109             476,275
  Nippon Building Fund Inc. ........................................       Japan                           89           1,280,853
  Nippon Commercial Investment Corp. ...............................       Japan                          112             481,616
  Nomura Real Estate Office Fund Inc. ..............................       Japan                           57             573,237
  ORIX JREIT Inc. ..................................................       Japan                           68             448,047
  Prosperity REIT ..................................................     Hong Kong                  1,297,000             267,756
  SL Green Realty Corp. ............................................   United States                    9,300           1,122,138
  Vornado Realty Trust .............................................   United States                   38,800           4,334,736
                                                                                                                   ---------------
                                                                                                                       17,341,263
                                                                                                                   ---------------
  EQUITY REIT - RETAIL 28.5%
  CapitaMall Trust .................................................     Singapore                    363,589             919,620
b CapitaRetail China Trust .........................................       China                      140,000             268,961
  Centro Properties Group ..........................................     Australia                     88,832             579,260
  Eurocommercial Properties NV .....................................    Netherlands                    27,070           1,594,879
  General Growth Properties Inc. ...................................   United States                   54,500           2,962,620
  Japan Retail Fund Investment Corp. ...............................       Japan                           99             727,834
  Kimco Realty Corp. ...............................................   United States                   73,800           3,064,176
  Liberty International PLC ........................................   United Kingdom                  45,600           1,133,700
  Macquarie CountryWide Trust ......................................     Australia                    614,903           1,151,354
  Macquarie DDR Trust ..............................................     Australia                    567,329             620,982
  Macquarie MEAG Prime REIT ........................................     Singapore                    291,546             241,771
  Regency Centers Corp. ............................................   United States                   33,500           2,394,580
  RioCan REIT ......................................................       Canada                      87,000           2,141,595
  Simon Property Group Inc. ........................................   United States                   54,900           5,715,639
  Taubman Centers Inc. .............................................   United States                   30,100           1,771,987
  Unibail-Rodamco ..................................................       France                      14,119           3,509,082
  Westfield Group ..................................................     Australia                    418,655           8,501,958
                                                                                                                   ---------------
                                                                                                                       37,299,998
                                                                                                                   ---------------


10 | Quarterly Statements of Investments

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GLOBAL REAL ESTATE FUND                                        COUNTRY                      SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  EQUITY REIT - STORAGE 1.4%
  Public Storage ...................................................   United States                   22,100      $    1,789,437
                                                                                                                   ---------------
  REAL ESTATE INVESTMENT & DEVELOPMENT 6.9%
  Australian Infrastructure Fund ...................................     Australia                    451,469           1,404,690
  Charter Hall Group ...............................................     Australia                    558,135           1,585,789
  Eurosic ..........................................................       France                      12,320             705,158
  Homburg Invest Inc. ..............................................       Canada                      63,000             333,651
  Koninklijke Vopak NV .............................................    Netherlands                    13,400             766,391
  Macquarie Airports ...............................................     Australia                    478,149           1,950,938
  Norwegian Property ASA ...........................................       Norway                      47,930             598,260
  Songbird Estates PLC, B ..........................................   United Kingdom                 147,550             565,898
  Westshore Terminals Income Fund ..................................       Canada                      73,400           1,170,077
                                                                                                                   ---------------
                                                                                                                        9,080,852
                                                                                                                   ---------------
  TOTAL COMMON STOCKS (COST $112,486,431) ..........................                                                  118,512,165
                                                                                                                   ---------------
  PREFERRED STOCKS 0.3%
  EQUITY REIT - OFFICE 0.2%
  Highwoods Properties Inc., 8.00%, pfd., B ........................   United States                    8,816             218,989
                                                                                                                   ---------------
  EQUITY REIT - RETAIL 0.1%
b Kimco Realty Corp., 7.75%, pfd., G ...............................   United States                    5,100             129,285
                                                                                                                   ---------------
  TOTAL PREFERRED STOCKS (COST $350,032) ...........................                                                      348,274
                                                                                                                   ---------------
  TOTAL LONG TERM INVESTMENTS (COST $112,836,463) ..................                                                  118,860,439
                                                                                                                   ---------------
                                                                                           ------------------
                                                                                            PRINCIPAL AMOUNT
                                                                                           ------------------
  SHORT TERM INVESTMENT (COST $15,270,000) 11.7%
  TIME DEPOSIT 11.7%
  Paribas Corp., 4.81%, 11/01/07 ...................................   United States           $   15,270,000          15,270,000
                                                                                                                   ---------------
  TOTAL INVESTMENTS (COST $128,106,463) 102.6% .....................                                                  134,130,439
  NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (2.5)% .........                                                   (3,221,752)
  OTHER ASSETS, LESS LIABILITIES (0.1)% ............................                                                     (152,665)
                                                                                                                   ---------------
  NET ASSETS 100.0% ................................................                                               $  130,756,022
                                                                                                                   ===============

See Selected Portfolio Abbreviations on page 32.

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2007, the aggregate value of these securities was $338,733, representing 0.26% of net assets.

b Non-income producing for the twelve months ended October 31, 2007.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND                    COUNTRY                      SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 93.9%
  AUTO COMPONENTS 1.4%
  NIPPON SEIKI Co. Ltd. ............................................       Japan                       27,000      $      624,995
                                                                                                                   ---------------
  BEVERAGES 1.6%
  Diageo PLC .......................................................   United Kingdom                  31,900             728,770
                                                                                                                   ---------------
  BIOTECHNOLOGY 3.2%
  Genus PLC ........................................................   United Kingdom                  99,079           1,446,872
                                                                                                                   ---------------
  BUILDING PRODUCTS 1.4%
  Kingspan Group PLC ...............................................      Ireland                      27,190             639,913
                                                                                                                   ---------------
  CAPITAL MARKETS 5.5%
  Azimut Holding SpA ...............................................       Italy                       35,400             607,548
  Man Group PLC ....................................................   United Kingdom                  34,800             425,362
a RHJ International ................................................      Belgium                      79,820           1,401,112
                                                                                                                   ---------------
                                                                                                                        2,434,022
                                                                                                                   ---------------
  CHEMICALS 1.1%
  Century Sunshine Ecological Technology Holdings Ltd. .............     Hong Kong                  8,052,266             493,504
                                                                                                                   ---------------
  COMMERCIAL SERVICES & SUPPLIES 3.5%
  Homeserve PLC ....................................................   United Kingdom                  31,300           1,172,469
  PARK24 Co. Ltd. ..................................................       Japan                       41,700             412,138
                                                                                                                   ---------------
                                                                                                                        1,584,607
                                                                                                                   ---------------
  COMMUNICATIONS EQUIPMENT 2.2%
  EVS Broadcast Equipment SA .......................................      Belgium                       8,680             957,300
                                                                                                                   ---------------
  CONSTRUCTION & ENGINEERING 1.0%
  Arcadis NV .......................................................    Netherlands                     5,570             452,802
                                                                                                                   ---------------
  DIVERSIFIED CONSUMER SERVICES 5.2%
  Dignity PLC ......................................................   United Kingdom                  47,820             779,839
  MegaStudy Co. Ltd. ...............................................    South Korea                     4,223           1,542,627
                                                                                                                   ---------------
                                                                                                                        2,322,466
                                                                                                                   ---------------
  DIVERSIFIED FINANCIAL SERVICES 2.8%
a NETeller PLC .....................................................   United Kingdom                 832,600           1,241,826
                                                                                                                   ---------------
  ELECTRICAL EQUIPMENT 1.6%
  Solarworld AG ....................................................      Germany                      10,688             735,273
                                                                                                                   ---------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.1%
a Orbotech Ltd. ....................................................       Israel                      22,800             471,960
                                                                                                                   ---------------
  ENERGY EQUIPMENT & SERVICES 1.7%
  SBM Offshore NV ..................................................    Netherlands                    19,810             762,028
                                                                                                                   ---------------
  FOOD & STAPLES RETAILING 1.0%
  SEIJO Corp. ......................................................       Japan                       20,000             434,349
                                                                                                                   ---------------
  FOOD PRODUCTS 7.9%
  IAWS Group PLC ...................................................      Ireland                      25,400             597,786
  Ldc SA ...........................................................       France                       5,100             679,542
  UNICHARM PETCARE Corp. ...........................................       Japan                       20,800           1,027,873
  Vitasoy International Holdings Ltd. ..............................     Hong Kong                  2,782,600           1,224,289
                                                                                                                   ---------------
                                                                                                                        3,529,490
                                                                                                                   ---------------


12 | Quarterly Statements of Investments

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND                    COUNTRY                      SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  HEALTH CARE EQUIPMENT & SUPPLIES 5.1%
a Gyrus Group PLC ..................................................   United Kingdom                 108,890      $      968,234
  Omega Pharma SA ..................................................      Belgium                      10,930             731,342
  Straumann Holding AG .............................................    Switzerland                     2,100             586,053
                                                                                                                   ---------------
                                                                                                                        2,285,629
                                                                                                                   ---------------
  HEALTH CARE PROVIDERS & SERVICES 4.4%
  Amplifon SpA .....................................................       Italy                       91,908             778,696
  Parkway Holdings Ltd. ............................................     Singapore                    419,000           1,204,547
                                                                                                                   ---------------
                                                                                                                        1,983,243
                                                                                                                   ---------------
  HOTELS, RESTAURANTS & LEISURE 2.7%
  Unibet Group PLC .................................................   United Kingdom                  37,400           1,206,641
                                                                                                                   ---------------
  INSURANCE 3.7%
  April Group ......................................................       France                      11,950             766,362
a Lancashire Holdings Ltd. .........................................   United Kingdom                 112,360             878,801
                                                                                                                   ---------------
                                                                                                                        1,645,163
                                                                                                                   ---------------
  LEISURE EQUIPMENT & PRODUCTS 4.1%
  Jumbo SA .........................................................       Greece                      21,670             782,734
  Vitec Group PLC ..................................................   United Kingdom                  78,000           1,070,951
                                                                                                                   ---------------
                                                                                                                        1,853,685
                                                                                                                   ---------------
  LIFE SCIENCES TOOLS & SERVICES 1.7%
  Eurofins Scientific ..............................................       France                       7,180             768,471
                                                                                                                   ---------------
  MACHINERY 4.0%
  THE JAPAN STEEL WORKS Ltd. .......................................       Japan                       56,700             913,335
  Toshiba Machine Co. Ltd. .........................................       Japan                       56,000             423,356
  Whatman PLC ......................................................   United Kingdom                  98,200             435,824
                                                                                                                   ---------------
                                                                                                                        1,772,515
                                                                                                                   ---------------
  MEDIA 7.7%
  ASATSU-DK Inc. ...................................................       Japan                       24,000             801,075
  CTS Eventim AG ...................................................      Germany                      15,530             724,470
  HAKUHODO DY HOLDINGS Inc. ........................................       Japan                       10,370             750,700
  Modern Times Group MTG AB ........................................       Sweden                       8,300             583,247
  Sky Perfect JSAT Corp. ...........................................       Japan                        1,400             583,814
                                                                                                                   ---------------
                                                                                                                        3,443,306
                                                                                                                   ---------------
  METALS & MINING 4.4%
  Osaka Titanium Technologies Co. Ltd. .............................       Japan                        6,400             554,302
  Tubacex SA .......................................................       Spain                      125,854           1,418,095
                                                                                                                   ---------------
                                                                                                                        1,972,397
                                                                                                                   ---------------
  OFFICE ELECTRONICS 1.7%
  Neopost SA .......................................................       France                       6,634             770,275
                                                                                                                   ---------------
  PERSONAL PRODUCTS 1.1%
  Milbon Co. Ltd. ..................................................       Japan                       18,980             496,940
                                                                                                                   ---------------


                                        Quarterly Statements of Investments | 13

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND                    COUNTRY                      SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ROAD & RAIL 4.5%
  DSV AS, B ........................................................      Denmark                      36,300      $      967,654
  Helphire Group PLC ...............................................   United Kingdom                 121,100           1,056,035
                                                                                                                   ---------------
                                                                                                                        2,023,689
                                                                                                                   ---------------
  TEXTILES, APPAREL & LUXURY GOODS 5.1%
  Koninklijke Ten Cate NV ..........................................    Netherlands                    22,250             910,347
  Peace Mark (Holdings) Ltd. .......................................     Hong Kong                    672,000           1,097,695
  Prime Success International Group Ltd. ...........................     Hong Kong                    370,100             272,190
                                                                                                                   ---------------
                                                                                                                        2,280,232
                                                                                                                   ---------------
  TOBACCO 1.5%
  Japan Tobacco Inc. ...............................................       Japan                          118             684,399
                                                                                                                   ---------------
  TOTAL COMMON STOCKS (COST $31,107,849) ...........................                                                   42,046,762
                                                                                                                   ---------------
                                                                                             ------------------
                                                                                              PRINCIPAL AMOUNT
                                                                                             ------------------
  SHORT TERM INVESTMENT (COST $2,345,000) 5.3%
  TIME DEPOSIT 5.3%
  Royal Bank of Scotland Group PLC, 4.813%, 11/01/07 ...............   United States           $    2,345,000           2,345,000
                                                                                                                   ---------------
  TOTAL INVESTMENTS (COST $33,452,849) 99.2% .......................                                                   44,391,762
  OTHER ASSETS, LESS LIABILITIES 0.8% ..............................                                                      374,633
                                                                                                                   ---------------
  NET ASSETS 100.0% ................................................                                               $   44,766,395
                                                                                                                   ===============

See Selected Portfolio Abbreviations on page 32.

a Non-income producing for the twelve months ended October 31, 2007.


14 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON CORE FIXED INCOME FUND                               COUNTRY          PRINCIPAL AMOUNT a           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 118.7%
    CORPORATE BONDS 23.2%
    CAPITAL MARKETS 2.8%
  b General Electric Capital Corp., FRN, 5.661%, 3/04/08 .............   United States         $      345,000        $      345,059
    The Goldman Sachs Group Inc., junior sub. note, 6.345%, 2/15/34 ..   United States                145,000               135,695
    Morgan Stanley, sub. note, 4.75%, 4/01/14 ........................   United States                355,000               336,708
                                                                                                                     ---------------
                                                                                                                            817,462
                                                                                                                     ---------------
    COMMERCIAL BANKS 2.1%
c,d HSBC Capital Funding LP, Reg S, 4.61%, Perpetual .................   United Kingdom               330,000               306,339
  d Wachovia Capital Trust III, 5.80%, Perpetual .....................   United States                300,000               297,840
                                                                                                                     ---------------
                                                                                                                            604,179
                                                                                                                     ---------------
    CONSUMER FINANCE 2.4%
    Residential Capital LLC, senior note,
         7.50%, 6/01/12 ..............................................   United States                360,000               263,033
         7.875%, 6/30/15 .............................................   United States                145,000               105,987
       b FRN, 6.224%, 6/09/08 ........................................   United States                380,000               340,575
                                                                                                                     ---------------
                                                                                                                            709,595
                                                                                                                     ---------------
    DIVERSIFIED FINANCIAL SERVICES 3.0%
    Core Investment Grade Bond Trust I, Pass-Through Certificates,
       2002-1, 4.642%, 11/30/07 ......................................   United States                578,316               577,304
  e Lukoil International Finance BV, 144A, 6.656%, 6/07/22 ...........       Russia                   320,000               307,104
                                                                                                                     ---------------
                                                                                                                            884,408
                                                                                                                     ---------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 1.8%
    Ameritech Capital Funding Corp., 6.25%, 5/18/09 ..................   United States                250,000               256,025
    Embarq Corp., senior note, 7.995%, 6/01/36 .......................   United States                110,000               118,374
    Telecom Italia Capital, senior note, 4.95%, 9/30/14 ..............       Italy                    155,000               148,570
                                                                                                                     ---------------
                                                                                                                            522,969
                                                                                                                     ---------------
    HEALTH CARE PROVIDERS & SERVICES 1.2%
    Quest Diagnostics Inc., 6.40%, 7/01/17 ...........................   United States                330,000               341,608
                                                                                                                     ---------------
    INSURANCE 3.5%
    Chubb Corp., senior note, 6.00%, 5/11/37 .........................   United States                405,000               395,423
  b Genworth Financial Inc., junior sub. note, FRN, 6.15%, 11/15/66 ..   United States                145,000               135,526
  b Lincoln National Corp., FRN, 7.00%, 5/17/66 ......................   United States                285,000               293,198
  b MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66 .............   United States                215,000               204,321
                                                                                                                     ---------------
                                                                                                                          1,028,468
                                                                                                                     ---------------
    MEDIA 1.8%
    News America Inc., 6.40%, 12/15/35 ...............................   United States                305,000               303,987
    TCI Communications Inc., senior note, 8.75%, 8/01/15 .............   United States                200,000               234,906
                                                                                                                     ---------------
                                                                                                                            538,893
                                                                                                                     ---------------
    OIL, GAS & CONSUMABLE FUELS 3.0%
  e Gaz Capital SA, 144A, 6.212%, 11/22/16 ...........................     Luxembourg                 245,000               242,183
  e Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11 ......       Egypt                    327,227               326,360
    Valero Energy Corp., 6.625%, 6/15/37 .............................   United States                310,000               320,230
                                                                                                                     ---------------
                                                                                                                            888,773
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 15

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON CORE FIXED INCOME FUND                               COUNTRY          PRINCIPAL AMOUNT a           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    ROAD & RAIL 0.8%
    Kazakhstan Temir Zholy, 6.50%, 5/11/11 ...........................    Kazakhstan           $      230,000        $      228,149
                                                                                                                     ---------------
    THRIFTS & MORTGAGE FINANCE 0.8%
  e Capmark Financial Group Inc., 144A, 6.30%, 5/10/17 ...............   United States                295,000               241,656
                                                                                                                     ---------------
    TOTAL CORPORATE BONDS (COST $7,055,200) ..........................                                                    6,806,160
                                                                                                                     ---------------
    MUNICIPAL BOND (COST $473,250) 1.6%
    Buckeye Tobacco Settlement Financing Authority Revenue,
       Asset-Backed, Senior Current Interest Turbo Term Bond,
       Series A-2, 5.125%, 6/01/24 ...................................   United States                490,000               473,262
                                                                                                                     ---------------
    MORTGAGE-BACKED SECURITIES 46.3%
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 27.1%
  f FHLMC Gold 15 Year, 4.50%, 11/01/18 ..............................   United States              1,150,000             1,112,266
  f FHLMC Gold 30 Year, 5.50%, 11/15/36 ..............................   United States              1,921,000             1,891,284
  f FHLMC Gold 30 Year, 6.50%, 11/01/31 ..............................   United States              4,816,000             4,932,639
                                                                                                                     ---------------
                                                                                                                          7,936,189
                                                                                                                     ---------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 19.2%
  f FNMA 30 Year, 5.00%, 11/15/35 ....................................   United States              5,867,000             5,631,405
                                                                                                                     ---------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $13,510,770) ..............                                                   13,567,594
                                                                                                                     ---------------
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
    SECURITIES 41.3%
    CONSUMER FINANCE 11.4%
  b American Express Credit Account Master Trust, 2003-3, A,
       FRN, 5.201%, 11/15/10 .........................................   United States                700,000               700,247
  b Bank of America Credit Card Trust,
         2007, A7, FRN, 5.091%, 8/15/12 ..............................   United States                365,000               363,254
         2007, A13, FRN, 5.345%, 4/15/12 .............................   United States                406,000               406,641
  b Bank One Issuance Trust, 2003, A6, FRN, 5.201%, 2/15/11 ..........   United States                612,000               612,153
    Chase Issuance Trust, 2005, A5, 5.111%, 2/15/12 ..................   United States                612,000               610,556
  b Ford Credit Auto Owner Trust, 2007-B, A2B, FRN, 5.375%, 6/15/10 ..   United States                367,000               367,562
  b Impac CMB Trust, 2004-10, 2A, FRN, 5.193%, 3/25/35 ...............   United States                297,231               291,440
                                                                                                                     ---------------
                                                                                                                          3,351,853
                                                                                                                     ---------------
    DIVERSIFIED FINANCIAL SERVICES 6.0%
  b Ford Credit Floorplan Master Owner Trust, 2006, A, FRN, 5.271%,
       6/15/11 .......................................................   United States                210,000               209,012
  b Permanent Financing PLC, 4, 3A, FRN, 5.864%, 3/10/24 .............   United Kingdom               300,000               299,842
  b Popular ABS Mortgage Pass-Through Trust,
         2006-A, A1, FRN, 4.963%, 2/25/36 ............................   United States                132,184               131,663
         2006-C, A1, FRN, 4.923%, 7/25/36 ............................   United States                 88,081                87,840
  b SLM Student Loan Trust,
         2005-4, A1, FRN, 5.094%, 10/26/15 ...........................   United States                 72,392                72,260
         2006-1, A2, FRN, 5.094%, 1/26/15 ............................   United States                141,114               141,156
         2006-7, A2, FRN, 5.074%, 10/25/16 ...........................   United States                279,299               279,416
         2007-1, A2, FRN, 5.084%, 1/25/16 ............................   United States                539,000               539,269
                                                                                                                     ---------------
                                                                                                                          1,760,458
                                                                                                                     ---------------


16 | Quarterly Statements of Investments

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON CORE FIXED INCOME FUND                               COUNTRY          PRINCIPAL AMOUNT a           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
    SECURITIES (CONTINUED)
    THRIFTS & MORTGAGE FINANCE 23.9%
  b Bear Stearns Commercial Mortgage Securities Inc., 2005-PW10, A4,
       FRN, 5.405%, 12/11/40 .........................................   United States         $      475,000        $      468,968
  b Citibank Credit Card Issuance Trust, 2007,
         A1, FRN, 5.20%, 3/22/12 .....................................   United States                605,000               603,064
         A2, FRN, 5.49%, 5/21/12 .....................................   United States                170,000               169,188
         A6, FRN, 5.238%, 7/12/12 ....................................   United States                438,000               435,457
    Citigroup/Deutsche Bank Commercial Mortgage Trust,
       b 2005-CD1, A4, FRN, 5.40%, 7/15/44 ...........................   United States                475,000               467,990
         2006-CD3, A4, 5.658%, 10/15/48 ..............................   United States              1,018,000             1,019,705
         sub. bond, 2006-CD3, C, 5.748%, 10/15/48 ....................   United States                745,000               702,870
b,e Countrywide Asset-Backed Certificates, 2004-SD3, A1, 144A, FRN,
       5.323%, 9/25/34 ...............................................   United States                 25,061                24,929
    CS First Boston Mortgage Securities Corp., 2004-1, 5A1, 5.50%,
       2/25/19 .......................................................   United States                 16,047                15,944
    GE Capital Commercial Mortgage Corp., 2001-3, A2, 6.07%,
      6/10/38 ........................................................   United States                538,000               554,029
  b Household Credit Card Master Note Trust I, 2007-1, A, FRN,
       5.141%, 4/15/13 ...............................................   United States                676,000               672,501
  b Indymac Index Mortgage Loan Trust, 2006-AR6, 2A1C, FRN, 5.083%,
       6/25/47 .......................................................   United States                500,432               485,537
    LB-UBS Commercial Mortgage Trust,
         2004-C7, A1A, 4.475%, 10/15/29 ..............................   United States              1,261,249             1,223,294
         2006-C1, A4, 5.156%, 2/15/31 ................................   United States                 95,000                92,484
  b Washington Mutual Inc., 2004-AR2, A, FRN, 6.333%, 4/25/44 ........   United States                 55,340                54,206
                                                                                                                     ---------------
                                                                                                                          6,990,166
                                                                                                                     ---------------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
       SECURITIES (COST $12,161,241) .................................                                                   12,102,477
                                                                                                                     ---------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 4.6%
    FNMA, 5.00%, 2/13/17 .............................................   United States                450,000               452,878
    U.S. Treasury Bond,
         7.25%, 8/15/22 ..............................................   United States                 38,000                47,948
         5.375%, 2/15/31 .............................................   United States                304,000               329,461
    U.S. Treasury Note, 4.625%, 11/15/16 .............................   United States                521,000               528,164
                                                                                                                     ---------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $1,316,919) ....                                                    1,358,451
                                                                                                                     ---------------

                                                                                             ------------------
                                                                                                   SHARES
                                                                                             ------------------
    PREFERRED STOCK (COST $570,273) 1.7%
    DIVERSIFIED TELECOMMUNICATION SERVICES 1.7%
  e Centaur Funding Corp., 9.08%, pfd., B, 144A ......................   United States                    448               507,920
                                                                                                                     ---------------
    TOTAL LONG TERM INVESTMENTS (COST $35,087,653) ...................                                                   34,815,864
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 17

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON CORE FIXED INCOME FUND                               COUNTRY          PRINCIPAL AMOUNT a           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 27.4%
    U.S. GOVERNMENT AND AGENCY SECURITIES 22.2%
  g FHLB,
         11/13/07 ....................................................   United States         $    1,897,000        $    1,894,246
         1/09/08 .....................................................   United States              3,300,000             3,273,022
    U.S. Treasury Note, 5.50%, 2/15/08 ...............................   United States              1,324,000             1,329,689
                                                                                                                     ---------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $6,490,850) ....                                                    6,496,957
                                                                                                                     ---------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND (COST $41,578,503) ....                                                   41,312,821
                                                                                                                     ---------------

                                                                                             ------------------
                                                                                                   SHARES
                                                                                             ------------------
    MONEY MARKET FUND (COST $1,532,969) 5.2%
  h Franklin Institutional Fiduciary Trust Money Market
       Portfolio, 4.69% ..............................................   United States              1,532,969             1,532,969
                                                                                                                     ---------------
    TOTAL INVESTMENTS (COST $43,111,472) 146.1% ......................                                                   42,845,790
    NET UNREALIZED LOSS ON CREDIT DEFAULT SWAPS (0.5)% ...............                                                     (130,536)
    OTHER ASSETS, LESS LIABILITIES (45.6)% ...........................                                                  (13,383,778)
                                                                                                                     ---------------
    NET ASSETS 100.0% ................................................                                               $   29,331,476
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 32.

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The coupon rate shown represents the rate at period end.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2007, the value of this security was $306,339, representing 1.04% of net assets.

d Perpetual bond with no stated maturity date.

e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2007, the aggregate value of these securities was $1,650,152, representing 5.63% of net assets.

f A portion or all of the security purchased on a when-issued, delayed delivery or to-be-announced basis.

g The security is traded on a discount basis with no stated coupon rate.

h The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


18 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                          COUNTRY            PRINCIPAL AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 125.0%
    CORPORATE BONDS 21.6%
    AUTOMOBILES 0.9%
    Ford Motor Credit Co. LLC,
         5.70%, 1/15/10 ..............................................   United States                260,000        $      241,271
         7.875%, 6/15/10 .............................................   United States                275,000               265,262
         8.625%, 11/01/10 ............................................   United States                500,000               486,438
                                                                                                                     ---------------
                                                                                                                            992,971
                                                                                                                     ---------------
    CAPITAL MARKETS 3.8%
  b General Electric Capital Corp., FRN, 5.661%, 3/04/08 .............   United States              2,040,000             2,040,349
    The Goldman Sachs Group Inc., junior sub. note, 6.345%, 2/15/34 ..   United States              1,250,000             1,169,783
    Morgan Stanley, sub. note, 4.75%, 4/01/14 ........................   United States              1,220,000             1,157,138
                                                                                                                     ---------------
                                                                                                                          4,367,270
                                                                                                                     ---------------
    CHEMICALS 0.2%
    Nalco Co., senior sub. note, 8.875%, 11/15/13 ....................   United States                230,000               243,225
                                                                                                                     ---------------
    COMMERCIAL BANKS 1.8%
c,d HSBC Capital Funding LP, Reg S, 4.61%, Perpetual .................   United Kingdom             1,085,000             1,007,205
  d RBS Capital Trust III, 5.512%, Perpetual .........................   United States              1,220,000             1,144,436
                                                                                                                     ---------------
                                                                                                                          2,151,641
                                                                                                                     ---------------
    CONSUMER FINANCE 2.2%
  e Alfa MTN Markets for ABH Financial, 144A, 8.20%, 6/25/12 .........       Russia                   545,000               521,783
    GMAC LLC, 6.75%, 12/01/14 ........................................   United States              1,025,000               909,474
  b Residential Capital LLC, senior note, FRN, 6.224%, 6/09/08 .......   United States              1,200,000             1,075,500
                                                                                                                     ---------------
                                                                                                                          2,506,757
                                                                                                                     ---------------
    DIVERSIFIED FINANCIAL SERVICES 1.0%
    Core Investment Grade Bond Trust I, Pass-Through Certificates,
       2002-1, 4.642%, 11/30/07 ......................................   United States              1,193,335             1,191,247
                                                                                                                     ---------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 1.7%
    Embarq Corp., senior note, 7.995%, 6/01/36 .......................   United States                475,000               511,161
    Sprint Capital Corp., 6.90%, 5/01/19 .............................   United States                245,000               245,497
    Telecom Italia Capital, senior note, 4.95%, 9/30/14 ..............       Italy                  1,220,000             1,169,390
                                                                                                                     ---------------
                                                                                                                          1,926,048
                                                                                                                     ---------------
    ELECTRIC UTILITIES 0.8%
    Consumers Energy Co., C, 4.25%, 4/15/08 ..........................   United States                985,000               980,883
                                                                                                                     ---------------
    ELECTRICAL EQUIPMENT 0.7%
    Elektrownia Turow BV, 9.75%, 3/14/11 .............................       Poland                   545,000 EUR           864,309
                                                                                                                     ---------------
    FOOD PRODUCTS 0.1%
    Smithfield Foods Inc., senior note, 7.75%, 5/15/13 ...............   United States                 90,000                92,700
                                                                                                                     ---------------
    HEALTH CARE PROVIDERS & SERVICES 0.4%
    Coventry Health Care Inc., 6.30%, 8/15/14 ........................   United States                470,000               478,139
                                                                                                                     ---------------
    HOTELS, RESTAURANTS & LEISURE 0.2%
    Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 ..........   United States                305,000               253,912
                                                                                                                     ---------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.2%
    NRG Energy Inc., senior note, 7.375%, 2/01/16 ....................   United States                240,000               240,000
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 19

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                          COUNTRY            PRINCIPAL AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    INSURANCE 1.5%
  b Genworth Financial Inc., junior sub. note, FRN, 6.15%, 11/15/66 ..   United States                825,000        $      771,098
  b Lincoln National Corp., FRN, 7.00%, 5/17/66 ......................   United States              1,000,000             1,028,765
                                                                                                                     ---------------
                                                                                                                          1,799,863
                                                                                                                     ---------------
    MEDIA 3.2%
    Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ..............   United States                200,000               201,500
    LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ...........   United States                275,000               268,125
    News America Inc., 6.40%, 12/15/35 ...............................   United States              1,170,000             1,166,114
    TCI Communications Inc., senior note, 8.75%, 8/01/15 .............   United States                740,000               869,153
    Viacom Inc., senior note, 6.875%, 4/30/36 ........................   United States              1,140,000             1,160,380
                                                                                                                     ---------------
                                                                                                                          3,665,272
                                                                                                                     ---------------
    OIL, GAS & CONSUMABLE FUELS 2.1%
  e Gaz Capital SA, 144A, 6.212%, 11/22/16 ...........................     Luxembourg                 575,000               568,388
  e Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11 ......       Egypt                    758,209               756,199
    Valero Energy Corp., 6.625%, 6/15/37 .............................   United States              1,110,000             1,146,631
                                                                                                                     ---------------
                                                                                                                          2,471,218
                                                                                                                     ---------------
    REAL ESTATE 0.2%
    Host Marriot LP, senior note, K, 7.125%, 11/01/13 ................   United States                195,000               198,900
                                                                                                                     ---------------
    ROAD & RAIL 0.3%
    Kazakhstan Temir Zholy, 7.00%, 5/11/16 ...........................     Kazakhstan                 365,000               359,978
                                                                                                                     ---------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
    Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14 ......   United States                140,000               133,175
                                                                                                                     ---------------
    TOBACCO 0.2%
    Reynolds American Inc., senior secured note, 7.625%, 6/01/16 .....   United States                185,000               201,080
                                                                                                                     ---------------
    TOTAL CORPORATE BONDS (COST $25,385,524)                                                                             25,118,588
                                                                                                                     ---------------
    MUNICIPAL BOND (COST $1,872,964) 1.6%
  f Buckeye Tobacco Settlement Financing Authority Revenue,
       Asset-Backed, Senior Current Interest Turbo Term Bond, Series
         A-2, 5.125%, 6/01/24 ........................................   United States              1,935,000             1,868,900
                                                                                                                     ---------------
    MORTGAGE-BACKED SECURITIES 46.9%
  b FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.7%
    FHLMC, 5.53%, 9/01/24 ............................................   United States                840,675               845,108
                                                                                                                     ---------------
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 27.3%
  f FHLMC Gold 15 Year, 4.50%, 11/01/18 ..............................   United States              4,951,000             4,788,548
  f FHLMC Gold 30 Year, 5.50%, 11/15/36 ..............................   United States              8,097,000             7,971,747
  f FHLMC Gold 30 Year, 6.50%, 11/01/31 ..............................   United States             18,479,000            18,926,543
                                                                                                                     ---------------
                                                                                                                         31,686,838
                                                                                                                     ---------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 18.9%
  f FNMA 30 Year, 5.00%, 11/15/35 ....................................   United States             22,900,000            21,980,428
                                                                                                                     ---------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $54,286,468) ..............                                                   54,512,374
                                                                                                                     ---------------


20 | Quarterly Statements of Investments

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                          COUNTRY            PRINCIPAL AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
    SECURITIES 37.3%
    CONSUMER FINANCE 10.5%
  b American Express Credit Account Master Trust, 2003-3, A, FRN,
       5.201%, 11/15/10 ..............................................   United States              2,300,000        $    2,300,812
  b Bank of America Credit Card Trust,
         2007, A7, FRN, 5.091%, 8/15/12 ..............................   United States              1,275,000             1,268,900
         2007, A13, FRN, 5.345%, 4/15/12 .............................   United States              1,563,000             1,565,468
  b Bank One Issuance Trust, 2003, A6, FRN, 5.201%, 2/15/11 ..........   United States              2,284,000             2,284,571
    Chase Issuance Trust, 2005, A5, 5.111%, 2/15/12 ..................   United States              2,284,000             2,278,610
  b Ford Credit Auto Owner Trust, 2007-B, A2B, FRN, 5.375%, 6/15/10 ..   United States              1,362,000             1,364,086
  b Impac CMB Trust, 2004-10, 2A, FRN, 5.193%, 3/25/35 ...............   United States              1,159,361             1,136,772
                                                                                                                     ---------------
                                                                                                                         12,199,219
                                                                                                                     ---------------
    DIVERSIFIED FINANCIAL SERVICES 6.2%
  b Ford Credit Floorplan Master Owner Trust, 2006, A, FRN, 5.271%,
       6/15/11 .......................................................   United States              1,000,000               995,294
  b Permanent Financing PLC, 4, 3A, FRN, 5.864%, 3/10/24 .............   United Kingdom               610,000               609,680
  b Popular ABS Mortgage Pass-Through Trust,
         2006-A, A1, FRN, 4.963%, 2/25/36 ............................   United States                490,341               488,408
         2006-C, A1, FRN, 4.923%, 7/25/36 ............................   United States                423,888               422,731
  b SLM Student Loan Trust,
         2002-3, A4, FRN, 5.224%, 10/25/16 ...........................   United States                198,604               198,745
         2005-4, A1, FRN, 5.094%, 10/26/15 ...........................   United States                556,935               555,916
         2006-1, A2, FRN, 5.094%, 1/26/15 ............................   United States                523,467               523,623
         2006-7, A2, FRN, 5.074%, 10/25/16 ...........................   United States              1,303,066             1,303,611
         2007-1, A2, FRN, 5.084%, 1/25/16 ............................   United States              2,065,000             2,066,031
                                                                                                                     ---------------
                                                                                                                          7,164,039
                                                                                                                     ---------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT 0.8%
  b GS Mortgage Securities Corp. II, 2006-GG6, A4, FRN, 5.553%,
       4/10/38 .......................................................   United States                951,000               950,360
                                                                                                                     ---------------
    THRIFTS & MORTGAGE FINANCE 19.8%
  b Citibank Credit Card Issuance Trust,
         2003, A9, FRN, 5.59%, 11/22/10 ..............................   United States              1,700,000             1,698,774
         2007, A1, FRN, 5.20%, 3/22/12 ...............................   United States              2,098,000             2,091,285
         2007, A2, FRN, 5.49%, 5/21/12 ...............................   United States              1,607,000             1,599,327
         2007, A6, FRN, 5.238%, 7/12/12 ..............................   United States              1,532,000             1,523,104
    Citigroup/Deutsche Bank Commercial Mortgage Trust, sub. bond,
       2006-CD3, C, 5.748%, 10/15/48 .................................   United States              2,080,000             1,962,376
b,e Countrywide Asset-Backed Certificates, 2004-SD3, A1, 144A, FRN,
       5.323%, 9/25/34 ...............................................   United States                 12,531                12,465
    GE Capital Commercial Mortgage Corp., 2001-3, A2, 6.07%,
       6/10/38 .......................................................   United States              5,303,000             5,460,992
    Greenwich Capital Commercial Funding Corp., 2005-GG5, A5, 5.224%,
       4/10/37 .......................................................   United States              2,117,000             2,074,975
  b Household Credit Card Master Note Trust I, 2007-1, A, FRN, 5.141%,
       4/15/13 .......................................................   United States              2,292,000             2,280,138


                                        Quarterly Statements of Investments | 21

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                          COUNTRY            PRINCIPAL AMOUNT a           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
    SECURITIES (CONTINUED)
    THRIFTS & MORTGAGE FINANCE (CONTINUED)
  b Indymac Index Mortgage Loan Trust, 2006-AR6, 2A1C, FRN, 5.083%,
       6/25/47 .......................................................   United States              1,644,278        $    1,595,335
    LB-UBS Commercial Mortgage Trust, 2006-C1, A4, 5.156%, 2/15/31 ...   United States              2,117,000             2,060,928
  b Washington Mutual Inc., 2004-AR2, A, FRN, 6.333%, 4/25/44 ........   United States                624,756               611,963
                                                                                                                     ---------------
                                                                                                                         22,971,662
                                                                                                                     ---------------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
       SECURITIES (COST $43,379,979) .................................                                                   43,285,280
                                                                                                                     ---------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 10.4%
  b Government of Japan, FRN, 1.20%, 3/20/21 .........................       Japan                119,000,000   JPY       1,033,338
    Government of Malaysia, 3.756%, 4/28/11 ..........................      Malaysia                5,300,000   MYR       1,600,954
    Government of Norway, 5.50%, 5/15/09 .............................       Norway                11,653,000   NOK       2,186,357
    Government of Poland, 6.00%, 5/24/09 .............................       Poland                 2,614,000   PLN       1,053,141
  c Government of Russia, Reg S, 12.75%, 6/24/28 .....................       Russia                   557,000             1,004,341
    Government of Singapore, 2.375%, 10/01/09 ........................     Singapore                3,004,000   SGD       2,089,698
    Government of Sweden, 6.50%, 5/05/08 .............................       Sweden                12,260,000   SEK       1,952,647
  c Government of Venezuela, Reg S, 6.00%, 12/09/20 ..................     Venezuela                  565,000               477,142
    Nota Do Tesouro Nacional, 9.762%, 1/01/17 ........................       Brazil                     1,210 g BRL         628,987
                                                                                                                     ---------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
       (COST $10,875,987) ............................................                                                   12,026,605
                                                                                                                     ---------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 5.6%
    U.S. Treasury Bond,
         7.25%, 8/15/22 ..............................................   United States                568,000               716,701
         5.375%, 2/15/31 .............................................   United States                848,000               919,021
         4.50%, 2/15/36 ..............................................   United States              1,029,000               987,679
    U.S. Treasury Note, 4.625%, 7/31/12 ..............................   United States              3,764,000             3,841,636
                                                                                                                     ---------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $6,353,945) ....                                                    6,465,037
                                                                                                                     ---------------

                                                                                               ------------------
                                                                                                   SHARES
                                                                                               ------------------
    PREFERRED STOCK (COST $2,169,136) 1.6%
    DIVERSIFIED TELECOMMUNICATION SERVICES 1.6%
  e Centaur Funding Corp., 9.08%, pfd., B, 144A ......................   United States                  1,683             1,908,101
                                                                                                                     ---------------
    TOTAL LONG TERM INVESTMENTS (COST $144,324,003) ..................                                                  145,184,885
                                                                                                                     ---------------


22 | Quarterly Statements of Investments

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                          COUNTRY            PRINCIPAL AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 22.4%
    U.S. GOVERNMENT AND AGENCY SECURITIES 18.3%
  h FHLB,
         11/13/07 ....................................................   United States              8,382,000        $    8,369,829
         1/09/08 .....................................................   United States             13,000,000            12,893,725
                                                                                                                     ---------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
       (COST $21,257,429) ............................................                                                   21,263,554
                                                                                                                     ---------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
       (COST $165,581,432) ...........................................                                                  166,448,439
                                                                                                                     ---------------

                                                                                               ------------------
                                                                                                   SHARES
                                                                                               ------------------
    MONEY MARKET FUND (COST $4,689,231) 4.1%
  i Franklin Institutional Fiduciary Trust Money Market Portfolio,
       4.69% .........................................................   United States              4,689,231             4,689,231
                                                                                                                     ---------------
    TOTAL INVESTMENTS (COST $170,270,663) 147.4% .....................                                                  171,137,670
    NET UNREALIZED LOSS ON CREDIT DEFAULT SWAPS (0.4)% ...............                                                     (526,169)
    NET UNREALIZED GAIN ON FOREIGN EXCHANGE CONTRACTS 0.0% j .........                                                       51,682
    OTHER ASSETS, LESS LIABILITIES (47.0)% ...........................                                                  (54,575,751)
                                                                                                                     ---------------
    NET ASSETS 100.0% ................................................                                               $  116,087,432
                                                                                                                     ===============

See Currency and Selected Portfolio Abbreviations on page 32.

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The coupon rate shown represents the rate at period end.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2007, the aggregate value of these securities was $2,488,688, representing 2.14% of net assets.

d Perpetual bond with no stated maturity date.

e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2007, the aggregate value of these securities was $3,766,936, representing 3.24% of net assets.

f A portion or all of the security purchased on a when-issued, delayed delivery or to-be-announced basis.

g Principal amount is stated in 1,000 Brazilian Real Units.

h The security is traded on a discount basis with no stated coupon rate.

i The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

j Rounds to less than 0.1% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 23

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND                COUNTRY               WARRANTS              VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 82.6%
    WARRANTS 5.7%
    Central Bank of Nigeria, wts., 11/15/20 ..........................        Nigeria                   8,000        $    1,864,000
    Government of Venezuela, Oil Value Recovery wts., 4/15/20 ........       Venezuela                 55,000             2,035,000
                                                                                                                     ---------------
    TOTAL WARRANTS (COST $3,826,750) .................................                                                    3,899,000
                                                                                                                     ---------------

                                                                                               ------------------
                                                                                               PRINCIPAL AMOUNT a
                                                                                               ------------------
    CORPORATE BONDS 22.3%
    COMMERCIAL BANKS 3.5%
    AK Bars Bank, senior note, 8.25%, 6/28/10 ........................         Russia                 800,000               788,000
  b HSBK (Europe) BV, Reg S, 7.25%, 5/03/17 ..........................       Kazakhstan             1,724,000             1,623,318
                                                                                                                     ---------------
                                                                                                                          2,411,318
                                                                                                                     ---------------
    CONSUMER FINANCE 3.1%
  c Alfa MTN Markets for ABH Financial, 144A, 8.20%, 6/25/12 .........         Russia               2,200,000             2,106,280
                                                                                                                     ---------------
    ELECTRICAL EQUIPMENT 5.5%
  c Ege Haina Finance Co., senior note, 144A, 9.50%, 4/26/17 .........  Dominican Republic            700,000               692,547
    Elektrownia Turow BV, 9.75%, 3/14/11 .............................         Poland               1,950,000 EUR         3,092,483
                                                                                                                     ---------------
                                                                                                                          3,785,030
                                                                                                                     ---------------
    OIL, GAS & CONSUMABLE FUELS 2.4%
    Petro Co. Trin/Tobago Ltd.,
       b Reg S, 6.00%, 5/08/22 .......................................  Trinidad and Tobago           400,000               397,000
       c senior note, 144A, 6.00%, 5/08/22 ...........................  Trinidad and Tobago         1,200,000             1,203,000
                                                                                                                     ---------------
                                                                                                                          1,600,000
                                                                                                                     ---------------
    ROAD & RAIL 2.3%
    Kazakhstan Temir Zholy, 7.00%, 5/11/16 ...........................       Kazakhstan             1,600,000             1,577,984
                                                                                                                     ---------------
    SPECIALTY RETAIL 2.0%
b,d Edcon Proprietary Ltd., senior secured note, Reg S, FRN, 7.98%,
       6/15/14 .......................................................      South Africa            1,000,000 EUR         1,354,160
                                                                                                                     ---------------
    TELECOMMUNICATIONS 0.9%
  d Ghana Telecommunications Co. Ltd., FRN, 17.70%, 12/20/10 .........         Ghana                  565,000 GHS           589,948
                                                                                                                     ---------------
    THRIFTS & MORTGAGE FINANCE 2.6%
    Astana-Finance, 7.875%, 6/08/10 ..................................       Kazakhstan             1,300,000 EUR         1,792,585
                                                                                                                     ---------------
    TOTAL CORPORATE BONDS (COST $14,883,557) .........................                                                   15,217,305
                                                                                                                     ---------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 54.6%
    Development & Investment Projects Jordan Armed Forces,
       senior note, 6.14%, 12/16/19 ..................................         Jordan               1,700,000             1,684,870
e,f Government of Argentina, 11.75%, 5/20/11 .........................       Argentina              2,688,000 DEM           706,618
    Government of Ecuador,
       d FRN, 6.25%, 2/27/15 .........................................        Ecuador                 602,779               467,154
       b Reg S, 10.00%, 8/15/30 ......................................        Ecuador               1,100,000             1,056,000
    Government of Ghana, 13.67%, 6/15/12 .............................         Ghana                  850,000 GHS           882,747
  b Government of Grenada, Reg S, 1.00% to 9/15/08, 2.50% to 9/15/11,
       4.50% to 9/15/13, 6.00% to 9/15/15, 8.00% to 9/15/17, 8.50%
         to 9/15/18, 9.00% to 9/15/25 ................................        Grenada                 448,000               246,400


24 | Quarterly Statements of Investments

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND              COUNTRY            PRINCIPAL AMOUNT a           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    Government of Iraq,
       d FRN, 1.00%, 1/01/28 .........................................        Iraq              1,400,000,000   JPY  $    3,216,438
         Tranche A3, Sumitomo Corp Loan, 1.35%, 01/01/28 .............        Iraq                800,000,000   JPY       1,837,964
d,f Government of Ivory Coast, FRN, 1.90%, 3/30/18 ...................     Ivory Coast             19,000,000   FRF       1,501,407
    Government of Mexico, 9.00%, 12/20/12 ............................       Mexico                   340,000 g MXN       3,348,773
  d Government of Moldova, FRN, 9.98%, 10/29/09 ......................      Moldova                   731,200               687,328
    Government of Peru, 7.35%, 7/21/25 ...............................        Peru                  1,850,000             2,116,585
  b Government of Russia, Reg S, 12.75%, 6/24/28 .....................       Russia                 1,300,000             2,344,062
  b Government of Serbia, Reg S, 3.75% to 11/01/09,
       6.75% thereafter, 11/01/24 ....................................       Serbia                   600,000               577,230
  d Government of Turkey, FRN, 18.56%, 1/12/11 .......................       Turkey                   425,000   TRY         373,758
  b Government of Venezuela, Reg S, 6.00%, 12/09/20 ..................      Venezuela               1,000,000               844,500
  d HSBC Bank PLC, cvt., FRN,
         8.345%, 11/15/11 ............................................       Vietnam                  287,356               292,230
         7.571%, 2/07/12 .............................................       Vietnam                  329,326               326,172
       h 7.855%, 10/23/12 ............................................       Vietnam                  485,226               485,002
    ING Bank NV, 11.89%, 12/30/09 ....................................       Ukraine                7,000,000   UAH       1,527,736
  f NK Debt Corp., zero cpn., 3/12/10 ................................     North Korea              3,000,000   DEM         694,223
  i Nota Do Tesouro Nacional, Index Linked, 9.871%, 5/15/15 ..........       Brazil                     2,400 j BRL       2,174,298
  c Peru Enhanced Pass-Through Finance Ltd., senior secured bond,
       A-1, 144A, zero cpn., 5/31/18 .................................        Peru                    560,000               383,600
    Province Del Neuquen,
         8.656%, 10/18/14 ............................................      Argentina                 100,000               102,500
       b Reg S, 8.656%, 10/18/14 .....................................      Argentina                 500,000               512,500
       c senior note, 144A, 8.656%, 10/18/14 .........................      Argentina                 600,000               615,000
  b Republic of El Salvador, Reg S, 7.65%, 6/15/35 ...................     El Salvador              1,750,000             2,038,750
    Republic of Fiji, 6.875%, 9/13/11 ................................        Fiji                    400,000               371,689
  b Republic of Ghana, Reg S, 8.50%, 10/04/17 ........................        Ghana                 1,500,000             1,548,000
    Sphynx Capital Markets,
         10.25%, 1/30/10 .............................................    Ivory Coast                 508,200   EUR         734,186
       d cvt., FRN, 13.00%, 8/11/10 ..................................        Ghana                   600,000   GHS         628,052
    Sphynx Ghana Telecom, 8.50%, 10/29/12 ............................        Ghana                 2,000,000             1,965,000
  d Standard Chartered Bank, cvt., FRN, 11.341%, 3/02/12 .............       Zambia                 1,000,000             1,090,000
                                                                                                                     ---------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
       (COST $35,279,376) ............................................                                                   37,380,772
                                                                                                                     ---------------
    TOTAL LONG TERM INVESTMENTS (COST $53,989,683) ...................                                                   56,497,077
                                                                                                                     ---------------
    SHORT TERM INVESTMENTS 18.7%
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 8.7%
    Citigroup Funding Inc., cvt., zero cpn.,
         12/08/07 ....................................................       Malawi                   500,000               525,267
         3/08/08 .....................................................       Malawi                   266,000               260,162
    Government of South Africa, 10.00%, 2/28/08 ......................    South Africa              14,000,00   ZAR       2,154,343
  k Mauritius Treasury Bill,
         11/02/07 ....................................................      Mauritius               7,000,000   MUR         232,121
         1/25/08 .....................................................      Mauritius               1,600,000   MUR          52,072
         2/22/08 .....................................................      Mauritius               3,900,000   MUR         125,993


                                        Quarterly Statements of Investments | 25

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND              COUNTRY            PRINCIPAL AMOUNT a           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  k South Africa Treasury Bill,
         11/07/07 ....................................................    South Africa              4,000,000   ZAR  $      614,459
         11/21/07 ....................................................    South Africa              5,100,000   ZAR         780,277
  k Zambia Treasury Bill,
         11/26/07 ....................................................       Zambia               750,000,000   ZMK         196,902
         2/11/08 .....................................................       Zambia             2,000,000,000   ZMK         511,378
         2/18/08 .....................................................       Zambia               500,000,000   ZMK         127,534
         7/21/08 .....................................................       Zambia             1,000,000,000   ZMK         242,213
         7/28/08 .....................................................       Zambia               500,000,000   ZMK         120,828
                                                                                                                     ---------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
       (COST $5,589,830) .............................................                                                    5,943,549
                                                                                                                     ---------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND AND REPURCHASE
       AGREEMENT (COST $59,579,513) ..................................                                                   62,440,626
                                                                                                                     ---------------

                                                                                               ------------------
                                                                                                   SHARES
                                                                                               ------------------
    MONEY MARKET FUND (COST $502,033) 0.7%
  l Franklin Institutional Fiduciary Trust Money Market Portfolio,
       4.69% .........................................................   United States                502,033               502,033
                                                                                                                     ---------------

                                                                                               ------------------
                                                                                               PRINCIPAL AMOUNT a
                                                                                               ------------------
    REPURCHASE AGREEMENT (COST $6,390,180) 9.3%
  m Joint Repurchase Agreement, 4.702%, 11/01/07 .....................   United States              6,390,180             6,390,180
       (Maturity Value $6,391,015)
         ABN AMRO Bank NV, New York Branch
           (Maturity Value $539,529)
         Banc of America Securities LLC (Maturity Value $606,188)
         Barclays Capital Inc. (Maturity Value $606,188)
         BNP Paribas Securities Corp. (Maturity Value $539,529)
         Credit Suisse Securities (USA) LLC (Maturity Value $539,529)
         Deutsche Bank Securities Inc. (Maturity Value $539,529)
         Goldman, Sachs & Co. (Maturity Value $606,188)
         Greenwich Capital Markets Inc. (Maturity Value $606,188)
         Lehman Brothers Inc. (Maturity Value $122,901)
         Merrill Lynch Government Securities Inc.
           (Maturity Value $539,529)
         Morgan Stanley & Co. Inc. (Maturity Value $539,529)
         UBS Securities LLC (Maturity Value $606,188)
           Collateralized by U.S. Government Agency Securities,
             2.95% - 7.25%, 11/02/07 - 10/24/12;  k U.S. Government
               Agency Discount Notes, 11/16/07 - 3/31/08;  k U.S.
                 Treasury Bill, 4/1708; and U.S. Treasury Notes,
                 2.00% - 4.875%, 9/15/08 - 8/31/12
                                                                                                                     ---------------
    TOTAL INVESTMENTS (COST $66,471,726) 101.3% ......................                                                   69,332,839
    UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.1)% .............                                                      (60,070)
    OTHER ASSETS, LESS LIABILITIES (1.2)% ............................                                                     (804,423)
                                                                                                                     ---------------
    NET ASSETS 100.0% ................................................                                               $   68,468,346
                                                                                                                     ===============


26 | Quarterly Statements of Investments

Franklin Global Trust

--------------------------------------------------------------------------------
    FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND
--------------------------------------------------------------------------------

See Currency and Selected Portfolio Abbreviations on page 32.

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2007, the aggregate value of these securities was $12,541,920, representing 18.32% of net assets.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2007, the aggregate value of these securities was $5,000,427, representing 7.30% of net assets.

d The coupon rate shown represents the rate at period end.

e The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

f Defaulted security.

g Principal amount is stated in 100 Mexican Peso Units.

h A portion or all of the security purchased on a when-issued or delayed delivery basis.

i Principal amount of security is adjusted for inflation.

j Principal amount is stated in 1,000 Brazilian Real Units.

k The security is traded on a discount basis with no stated coupon rate.

l The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

m Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2007, all repurchase agreements had been entered into on that date.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 27

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON HIGH INCOME FUND                                      COUNTRY         PRINCIPAL AMOUNT a           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    CORPORATE BONDS 96.3%
    AUTOMOBILES & COMPONENTS 4.6%
    Ford Motor Credit Co. LLC, senior note,
       5.80%, 1/12/09 ................................................   United States       $        100,000        $       96,503
       9.875%, 8/10/11 ...............................................   United States                 75,000                74,944
    General Motors Corp., senior deb., 8.25%, 7/15/23 ................   United States                 50,000                45,375
  b TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 ...........   United States                 75,000                73,406
                                                                                                                     ---------------
                                                                                                                            290,228
                                                                                                                     ---------------
    CAPITAL GOODS 5.5%
    Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 .......   United States                 50,000                48,250
    DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 .........   United States                 50,000                51,375
    Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15 ...............   United States                 50,000                49,688
    L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15 ......   United States                 50,000                49,000
    Nortek Inc., senior sub. note, 8.50%, 9/01/14 ....................   United States                 50,000                44,500
    RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 ..........   United States                 50,000                51,875
    TransDigm Inc., senior sub. note, 7.75%, 7/15/14 .................   United States                 50,000                51,125
                                                                                                                     ---------------
                                                                                                                            345,813
                                                                                                                     ---------------
    COMMERCIAL SERVICES & SUPPLIES 4.0%
    Allied Waste North America Inc., senior secured note, 6.875%,
      6/01/17 ........................................................   United States                 50,000                50,250
    ARAMARK Corp., senior note, 8.50%, 2/01/15 .......................   United States                 75,000                76,312
  b Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14 ...............   United Kingdom                50,000                52,313
    RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14 ..........   United States                 75,000                72,469
                                                                                                                     ---------------
                                                                                                                            251,344
                                                                                                                     ---------------
    CONSUMER DURABLES & APPAREL 3.4%
    Jarden Corp., senior sub. note, 7.50%, 5/01/17 ...................   United States                 75,000                71,625
    Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 .............   United States                 50,000                51,625
    KB Home, senior note, 6.25%, 6/15/15 .............................   United States                100,000                90,500
                                                                                                                     ---------------
                                                                                                                            213,750
                                                                                                                     ---------------
    CONSUMER SERVICES 6.4%
  b Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 ...................   United States                 50,000                47,000
    MGM MIRAGE, senior note, 6.625%, 7/15/15 .........................   United States                100,000                95,000
  b Outback Steakhouse Inc., senior note, 144A, 10.00%, 6/15/15 ......   United States                 50,000                43,250
    Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ...   United States                 50,000                52,250
    Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ........   United States                100,000                98,224
    Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 ..........   United States                 75,000                62,437
                                                                                                                     ---------------
                                                                                                                            398,161
                                                                                                                     ---------------
    DIVERSIFIED FINANCIALS 2.9%
    E*trade Financial Corp., senior note, 8.00%, 6/15/11 .............   United States                 50,000                47,750
    GMAC LLC, 6.875%, 8/28/12 ........................................   United States                150,000               135,358
                                                                                                                     ---------------
                                                                                                                            183,108
                                                                                                                     ---------------
    ENERGY 11.2%
  b Bristow Group Inc., senior note, 144A, 7.50%, 9/15/17 ............   United States                 50,000                51,750
    Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 .............   United States                100,000                97,000
    Compagnie Generale de Geophysique-Veritas, senior note, 7.75%,
      5/15/17 ........................................................       France                    50,000                51,750
    Copano Energy LLC, senior note, 8.125%, 3/01/16 ..................   United States                 50,000                51,625
    El Paso Corp., senior note, 6.875%, 6/15/14 ......................   United States                 75,000                75,509


28 | Quarterly Statements of Investments

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON HIGH INCOME FUND                                      COUNTRY         PRINCIPAL AMOUNT a           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    CORPORATE BONDS (CONTINUED)
    ENERGY (CONTINUED)
    Mariner Energy Inc., senior note, 7.50%, 4/15/13 .................   United States       $         50,000        $       48,875
    Markwest Energy Partners LP, senior note, 6.875%, 11/01/14 .......   United States                 50,000                47,000
    Peabody Energy Corp., senior note, 7.375%, 11/01/16 ..............   United States                 50,000                52,250
  b Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 ........    Switzerland                  75,000                72,375
  b Tesoro Corp., senior note, 144A, 6.50%, 6/01/17 ..................   United States                 75,000                74,438
    The Williams Cos. Inc., senior note, 7.625%, 7/15/19 .............   United States                 75,000                81,750
                                                                                                                     ---------------
                                                                                                                            704,322
                                                                                                                     ---------------
    FOOD, BEVERAGE & TOBACCO 2.5%
    Reynolds American Inc., senior secured note, 7.625%, 6/01/16 .....   United States                 75,000                81,519
    Smithfield Foods Inc., senior note, 7.75%, 7/01/17 ...............   United States                 75,000                77,625
                                                                                                                     ---------------
                                                                                                                            159,144
                                                                                                                     ---------------
    HEALTH CARE EQUIPMENT & SERVICES 8.0%
    DaVita Inc., senior sub. note, 7.25%, 3/15/15 ....................   United States                 75,000                76,219
  b FMC Finance III SA, senior note, 144A, 6.875%, 7/15/17 ...........      Germany                    75,000                75,562
    HCA Inc.,
       senior note, 6.50%, 2/15/16 ...................................   United States                 50,000                42,938
     b senior secured note, 144A, 9.125%, 11/15/14 ...................   United States                 75,000                77,812
    Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ............   United States                100,000                88,000
b,c U.S. Oncology Holdings Inc., senior note, 144A, FRN, 10.759%,
     3/15/12 .........................................................   United States                 50,000                44,250
    United Surgical Partners International Inc., senior sub. note,
     PIK, 9.25%, 5/01/17 .............................................   United States                 50,000                50,250
    Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
     10/01/14 ........................................................   United States                 50,000                49,000
                                                                                                                     ---------------
                                                                                                                            504,031
                                                                                                                     ---------------
    MATERIALS 11.0%
    Crown Americas Inc., senior note, 7.75%, 11/15/15 ................   United States                 50,000                51,750
    Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%,
     4/01/17 .........................................................   United States                 75,000                82,312
    Huntsman International LLC, senior sub. note, 7.875%, 11/15/14 ...   United States                 50,000                54,000
  b Ineos Group Holdings PLC, 144A, 8.50%, 2/15/16 ...................   United Kingdom                75,000                71,625
    JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ................     Ireland                     75,000                74,250
    Lyondell Chemical Co., senior note, 8.00%, 9/15/14 ...............   United States                 75,000                83,437
  b MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ...........   United States                 50,000                48,000
    Nalco Co., senior sub. note, 8.875%, 11/15/13 ....................   United States                 75,000                79,313
    Novelis Inc., senior note, 7.25%, 2/15/15 ........................      Canada                     75,000                72,375
    Owens-Brockway Glass Container Inc., senior note, 6.75%,
     12/01/14 ........................................................   United States                 75,000                75,563
                                                                                                                     ---------------
                                                                                                                            692,625
                                                                                                                     ---------------
    MEDIA 11.5%
    CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 .............       Canada                    50,000                49,000
    CCH I LLC, senior secured note, 11.00%, 10/01/15 .................   United States                 25,000                24,375
    CCH II LLC, senior note, 10.25%, 9/15/10 .........................   United States                100,000               102,500
    CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ..................   United States                 50,000                48,250
    Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ............   United States                100,000               107,125
    EchoStar DBS Corp., senior note, 6.375%, 10/01/11 ................   United States                 50,000                50,750
    Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ..............   United States                 50,000                50,375
    Liberty Media Corp., senior note, 5.70%, 5/15/13 .................   United States                 50,000                47,120
    LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ...........   United States                 50,000                48,750


                                        Quarterly Statements of Investments | 29

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON HIGH INCOME FUND                                      COUNTRY         PRINCIPAL AMOUNT a           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    CORPORATE BONDS (CONTINUED)
    MEDIA (CONTINUED)
    Quebecor Media Inc., senior note, 7.75%, 3/15/16 .................       Canada            $       75,000        $       72,937
    R.H. Donnelley Corp., senior note, 8.875%, 1/15/16 ...............   United States                 25,000                25,125
    Radio One Inc., senior sub. note, 6.375%, 2/15/13 ................   United States                 50,000                44,250
  b Univision Communications Inc., senior note, 144A, PIK, 9.75%,
      3/15/15 ........................................................   United States                 50,000                49,250
                                                                                                                     ---------------
                                                                                                                            719,807
                                                                                                                     ---------------

    REAL ESTATE 2.4%
    Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 .......   United States                 50,000                49,125
    Host Marriott LP, senior note, K, 7.125%, 11/01/13 ...............   United States                100,000               102,000
                                                                                                                     ---------------
                                                                                                                            151,125
                                                                                                                     ---------------

    RETAILING 2.0%
  b Dollar General Corp., senior note, 144A, 10.625%, 7/15/15 ........   United States                 75,000                72,375
    Michaels Stores Inc., senior note, 10.00%, 11/01/14 ..............   United States                 50,000                50,625
                                                                                                                     ---------------
                                                                                                                            123,000
                                                                                                                     ---------------

    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.5%
    Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14 ......   United States                 50,000                47,563
    NXP BV/NXP Funding LLC, senior secured note, 7.875%, 10/15/14 ....    Netherlands                  50,000                49,062
                                                                                                                     ---------------
                                                                                                                             96,625
                                                                                                                     ---------------

    SOFTWARE & SERVICES 3.2%
  b First Data Corp., senior note, 144A, 9.875%, 9/24/15 .............   United States                 50,000                47,937
    Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 .............   United States                 50,000                52,750
    SunGard Data Systems Inc.,
       senior note, 9.125%, 8/15/13 ..................................   United States                 75,000                76,875
       senior sub. note, 10.25%, 8/15/15 .............................   United States                 25,000                26,188
                                                                                                                     ---------------
                                                                                                                            203,750
                                                                                                                     ---------------

    TECHNOLOGY HARDWARE & EQUIPMENT 0.8%
b,c Sanmina-SCI Corp., senior note, 144A, FRN, 8.444%, 6/15/14 .......   United States                 50,000                48,750
                                                                                                                     ---------------
    TELECOMMUNICATION SERVICES 7.7%
  b American Tower Corp., senior note, 144A, 7.00%, 10/15/17 .........   United States                 50,000                51,375
    Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
      10.375% thereafter, 11/15/12 ...................................   United Kingdom                75,000                72,750
    Intelsat Intermediate, senior note, zero cpn. to 2/01/10, 9.25%
      thereafter, 2/01/15 ............................................      Bermuda                    25,000                20,688
    Intelsat Subsidiary Holding Co. Ltd., senior note, 8.25%,
      1/15/13 ........................................................      Bermuda                    75,000                75,937
  b MetroPCS Wireless Inc., senior note, 144A, 9.25%, 11/01/14 .......   United States                 50,000                49,875
    Millicom International Cellular SA, senior note, 10.00%,
      12/01/13 .......................................................     Luxembourg                  50,000                54,062
    Qwest Communications International Inc., senior note, 7.50%,
      2/15/14 ........................................................   United States                100,000               101,750
  b Wind Acquisition Finance SA, senior note, 144A, 10.75%,
      12/01/15 .......................................................       Italy                     50,000                55,875
                                                                                                                     ---------------
                                                                                                                            482,312
                                                                                                                     ---------------

    UTILITIES 7.7%
  b AES Corp., senior note, 144A, 8.00%, 10/15/17 ....................   United States                 50,000                50,688
    Aquila Inc., senior note, 9.95%, 2/01/11 .........................   United States                 75,000                81,488
    Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 ...............   United States                 75,000                75,562


30 | Quarterly Statements of Investments

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON HIGH INCOME FUND                                      COUNTRY         PRINCIPAL AMOUNT a           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    CORPORATE BONDS (CONTINUED)
    UTILITIES (CONTINUED)
  b Edison Mission Energy, senior note, 144A, 7.00%, 5/15/17 .........   United States       $         50,000        $       49,125
    Mirant North America LLC, senior note, 7.375%, 12/31/13 ..........   United States                 50,000                50,938
    NRG Energy Inc., senior note, 7.375%, 2/01/16 ....................   United States                100,000               100,000
  b Texas Competitive Electric Holdings Co. LLC, senior note, 144A,
      10.25%, 11/01/15 ...............................................   United States                 75,000                75,750
                                                                                                                     ---------------
                                                                                                                            483,551
                                                                                                                     ---------------
    TOTAL CORPORATE BONDS (COST $6,045,401) ..........................                                                    6,051,446
                                                                                                                     ---------------

                                                                                             ----------------
                                                                                                  SHARES
                                                                                             ----------------
    SHORT TERM INVESTMENT (COST $155,137) 2.5%
    MONEY MARKET FUND 2.5%
  d Franklin Institutional Fiduciary Trust Money Market Portfolio,
      4.69% ..........................................................   United States                155,137               155,137
                                                                                                                     ---------------
    TOTAL INVESTMENTS (COST $6,200,538) 98.8% ........................                                                    6,206,583
    OTHER ASSETS, LESS LIABILITIES 1.2% ..............................                                                       77,327
                                                                                                                     ---------------
    NET ASSETS 100.0% ................................................                                               $    6,283,910
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 32.

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2007, the aggregate value of these securities was $1,282,781, representing 20.41% of net assets.

c The coupon rate shown represents the rate at period end.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 31

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2007 (UNAUDITED)

CURRENCY ABBREVIATIONS

BRL   - Brazilian Real
DEM   - German Mark
EUR   - Euro
FRF   - French Franc
GHS   - Ghana Cedi New
JPY   - Japanese Yen
MUR   - Mauritius Rupee
MXN   - Mexican Peso
MYR   - Malaysian Ringgit
NOK   - Norwegian Krone
PLN   - Polish Zloty
SEK   - Swedish Krona
SGD   - Singapore Dollar
TRY   - Turkish Lira
UAH   - Ukraine Hryvna
ZAR   - South African Rand
ZMK   - Zambia Kwacha

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
MTN   - Medium Term Note
PIK   - Payment-In-Kind
REIT  - Real Estate Investment Trust


32 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Global Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of eight funds (Funds). All Funds are diversified, except the Franklin Global Real Estate Fund, the Franklin Templeton Core Plus Fixed Income Fund, and the Franklin Templeton Emerging Market Debt Opportunities Fund, which are non-diversified.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Joint repurchase agreements and time deposits are valued at cost.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the


                                        Quarterly Statements of Investments | 33

Franklin Global Trust

2. SECURITY VALUATION (CONTINUED)

time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At October 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                      ------------------------------------------------
                                                        FIDUCIARY
                                                          LARGE          FIDUCIARY        FRANKLIN
                                                      CAPITALIZATION       SMALL           GLOBAL
                                                        GROWTH AND     CAPITALIZATION    REAL ESTATE
                                                        INCOME FUND      EQUITY FUND         FUND
                                                      ------------------------------------------------
Cost of investments ...............................   $   66,342,236   $   22,994,687   $ 134,093,847
                                                      ================================================

Unrealized appreciation ...........................   $   30,667,471   $    8,734,523   $   7,314,430
Unrealized depreciation ...........................       (1,661,304)        (891,943)     (7,277,838)
                                                      ------------------------------------------------
Net unrealized appreciation  (depreciation) .......   $   29,006,167   $    7,842,580   $      36,592
                                                      ================================================

                                                      ------------------------------------------------
                                                         FRANKLIN                         FRANKLIN
                                                       INTERNATIONAL      FRANKLIN        TEMPLETON
                                                         SMALLER         TEMPLETON        CORE PLUS
                                                         COMPANIES       CORE FIXED         FIXED
                                                        GROWTH FUND     INCOME FUND      INCOME FUND
                                                      ------------------------------------------------
Cost of investments ...............................   $   33,472,160   $   43,165,838   $ 170,537,029
                                                      ================================================

Unrealized appreciation ...........................   $   12,296,628   $      169,138   $   1,864,068
Unrealized depreciation ...........................       (1,377,026)        (489,186)     (1,263,427)
                                                      ------------------------------------------------
Net unrealized appreciation  (depreciation) .......   $   10,919,602   $     (320,048)  $     600,641
                                                      ================================================


34 | Quarterly Statements of Investments

Franklin Global Trust

3. INCOME TAXES (CONTINUED)

                                                      ---------------------------------
                                                      FRANKLIN TEMPLETON
                                                        EMERGING MARKET     FRANKLIN
                                                            DEBT            TEMPLETON
                                                        OPPORTUNITIES      HIGH INCOME
                                                             FUND              FUND
                                                      ---------------------------------
Cost of investments ...............................   $       66,644,271   $ 6,211,835
                                                      =================================

Unrealized appreciation ...........................   $        2,994,120   $   108,613
Unrealized depreciation ...........................             (305,552)     (113,865)
                                                      ---------------------------------
Net unrealized appreciation (depreciation) ........   $        2,688,568   $    (5,252)
                                                      =================================

4. CREDIT DEFAULT SWAPS

At October 31, 2007, the Franklin Templeton Core Fixed Income Fund and the Franklin Templeton Core Plus Fixed Income Fund had the following credit default swap contracts outstanding:

                                                                      -------------------------------------------------------------
                                                                                    PERIODIC
                                                                        NOTIONAL     PAYMENT   EXPIRATION   UNREALIZED   UNREALIZED
                                                                         AMOUNT       RATE        DATE         GAIN        LOSS
                                                                      -------------------------------------------------------------
FRANKLIN TEMPLETON CORE FIXED INCOME FUND

CONTRACTS TO BUY PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)

Allstate Corp. (JP Morgan) ........................................   $   300,000     0.25%      9/20/17    $    2,630   $       --
Centurytel, Inc.
   (Credit Suisse International) ..................................       300,000     0.38%      9/20/12           944           --
R. R. Donnelley & Sons Co. (Citibank) .............................       300,000     0.40%      9/20/12           576           --

CONTRACTS TO SELL PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
CMBX.NA.BBB.2
   (Credit Suisse International) ..................................       450,000     0.60%      3/15/49            --     (107,999)
CMBX.NA.BBB.2 (JP Morgan) .........................................       225,000     0.60%      3/15/49            --      (26,687)
                                                                                                            ------------------------
   Unrealized gain (loss) on credit default swaps .......................................................        4,150     (134,686)
                                                                                                            ------------------------
     Net unrealized gain (loss) on credit default swaps .................................................   $       --   $ (130,536)
                                                                                                            ========================
FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND
CONTRACTS TO BUY PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
Allstate Corp. (JP Morgan) ........................................   $ 1,000,000     0.25%      9/20/17    $    2,113   $       --
Centurytel, Inc.
   (Credit Suisse International) ..................................     1,200,000     0.38%      9/20/12         3,775           --
R. R. Donnelley & Sons Co. (Citibank) .............................     1,100,000     0.40%      9/20/12         8,767           --

CONTRACTS TO SELL PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
CMBX.NA.BBB.2
   (Credit Suisse International) ..................................     1,550,000     0.60%      3/15/49            --     (371,998)
CMBX.NA.BBB.2 (JP Morgan) .........................................       855,000     0.60%      3/15/49            --     (101,326)
LCDX.NA.9 (JP Morgan) .............................................     5,000,000     2.25%     12/20/12            --      (67,500)
                                                                                                            ------------------------
   Unrealized gain (loss) on credit default swaps .......................................................       14,655     (540,824)
                                                                                                            ------------------------
     Net unrealized gain (loss) on credit default swaps .................................................   $       --   $ (526,169)
                                                                                                            ========================


                                        Quarterly Statements of Investments | 35

Franklin Global Trust

5. FORWARD EXCHANGE CONTRACTS

At October 31, 2007, the Franklin Global Real Estate Fund, the Franklin Templeton Core Plus Fixed Income Fund, and the Franklin Templeton Emerging Market Debt Opportunities Fund had the following forward exchange contracts outstanding:

                                                ----------------------------------------------------
                                                 CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
                                                  AMOUNT a      DATE          GAIN        (LOSS)
                                                ----------------------------------------------------
FRANKLIN GLOBAL REAL ESTATE FUND
CONTRACTS TO BUY
    234,890   British Pound .................      469,000    12/17/07    $   18,532   $         --
    269,411   British Pound .................      549,000    12/17/07        10,182             --
    495,172   Euro ..........................      702,000    12/17/07        15,626             --
    899,043   Singapore Dollar ..............      620,000    12/17/07         3,226             --
 53,685,280   Japanese Yen ..................      472,000    12/19/07            --         (3,836)

 CONTRACTS TO SELL
    651,857   Australian Dollar .............      581,000    12/17/07            --        (24,633)
  1,889,128   Australian Dollar .............    1,679,000    12/17/07            --        (76,168)
  2,791,968   Australian Dollar .............    2,514,000    12/17/07            --        (79,987)
  3,460,939   Australian Dollar .............    3,176,000    12/17/07            --        (39,520)
 24,010,022   Australian Dollar .............   20,139,366    12/17/07            --     (2,168,078)
    585,354   British Pound .................    1,183,000    12/17/07            --        (31,945)
  3,319,215   British Pound .................    6,732,297    12/17/07            --       (156,981)
    478,565   Canadian Dollar ...............      477,000    12/17/07            --        (30,020)
    690,476   Canadian Dollar ...............      695,000    12/17/07            --        (36,531)
    948,993   Canadian Dollar ...............      980,000    12/17/07            --        (25,420)
  2,069,747   Canadian Dollar ...............    2,006,950    12/17/07            --       (185,864)
    623,662   Euro ..........................      900,000    12/17/07            --         (3,840)
    714,432   Euro ..........................    1,014,000    12/17/07            --        (21,388)
  4,191,626   Euro ..........................    5,837,803    12/17/07            --       (236,900)
 10,067,500   Hong Kong Dollar ..............    1,295,055    12/17/07            --         (4,668)
 69,909,290   Japanese Yen ..................      599,000    12/17/07            --        (10,499)
 88,484,454   Japanese Yen ..................      774,000    12/17/07         2,555             --
 93,805,728   Japanese Yen ..................      816,000    12/17/07            --         (1,838)
  3,498,409   Norwegian Krone ...............      621,056    12/17/07            --        (30,146)
  1,045,574   Singapore Dollar ..............      708,000    12/17/07            --        (16,803)
  4,786,231   Singapore Dollar ..............    3,192,524    12/17/07            --       (125,342)
612,038,709   Japanese Yen ..................    5,375,834    12/19/07        38,534             --
                                                                          --------------------------
   Unrealized gain (loss) on forward exchange contracts ...............       88,655     (3,310,407)
                                                                          --------------------------
        Net unrealized gain (loss) on forward exchange contracts ......   $       --   $ (3,221,752)
                                                                          ==========================


36 | Quarterly Statements of Investments

Franklin Global Trust

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                               ------------------------------------------------------
                                                 CONTRACT        SETTLEMENT  UNREALIZED   UNREALIZED
                                                  AMOUNT a          DATE        GAIN        (LOSS)
                                               ------------------------------------------------------
FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND
CONTRACTS TO BUY
  5,291,000   Malaysian Ringitt ............     1,510,420        11/13/07   $   76,695   $       --
246,660,000   Japanese Yen .................     2,159,895        11/26/07           --      (14,837)
 45,572,000   Indian Rupee .................     1,146,465        12/19/07       13,381           --

CONTRACTS TO SELL
119,000,000   Japanese Yen .................     1,034,783        11/20/07          646           --
  1,686,000   Singapore Dollar .............     1,156,061        12/19/07           --      (12,843)
    620,000   Euro .........................       887,282        12/31/07           --      (11,360)
                                                                             ------------------------
    Unrealized gain (loss) on forward exchange contracts .................       90,722      (39,040)
                                                                             ------------------------
       Net unrealized gain (loss) on forward exchange contracts ..........   $   51,682   $       --
                                                                             ========================

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND
CONTRACTS TO SELL
  5,000,000   Euro .........................     7,095,000         1/29/08   $       --   $ (154,025)
375,000,000   Japanese Yen .................     3,256,622         1/29/08           --      (28,860)
    300,000   U.S. Dollar ..................   673,500,000 COP     3/11/08       34,199           --
    400,000   U.S. Dollar ..................   894,800,000 COP     3/11/08       44,010           --
    400,000   U.S. Dollar ..................   896,000,000 COP     3/11/08       44,606           --
                                                                             ------------------------
    Unrealized gain (loss) on forward exchange contracts .................      122,815     (182,885)
                                                                             ------------------------
       Net unrealized gain (loss) on forward exchange contracts ..........   $       --   $  (60,070)
                                                                             ========================

a In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATION

COP - Colombian Peso

6. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 37

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    December 27, 2007




                                Exhibit A


I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN GLOBAL TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

12/27/07

/s/ JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration








I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN GLOBAL TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

12/27/07

/s/ GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer